Revenue from Contracts with Customers - Schedule of Revenue Amounts were Recognized Over Time and Point-in-Time (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disaggregation of Revenue [Line Items]
Total revenue	$ 3,184	$ 2,388
Over time
Disaggregation of Revenue [Line Items]
Total revenue	823	1,524
Point-in time
Disaggregation of Revenue [Line Items]
Total revenue	$ 2,361	$ 864